COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

a)    Capital commitments

As of December 31, 2021, the commitments for the purchase of property, plant and equipment were approximately $167,871, and the payment schedule for the commitments is as follow:

Year Ending December 31:	$
2022	67,448
2023	49,475
2024	50,948
Total	167,871

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies

Class Action Lawsuits

In January 2015, the plaintiff in a class action lawsuit filed against the Company and certain of its executive officers in the Ontario Superior Court of Justice obtained an order for class certification in respect of certain claims for which he had obtained leave in September 2014 to assert the statutory cause of action for misrepresentation under the Ontario Securities Act, for certain negligent misrepresentation claims and for oppression remedy claims advanced under the CBCA. The Court approved a settlement of the action on October 30, 2020. The settlement is no admission of liability or wrongdoing by the Company or any of the other defendants.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

Solar 1

On October 17, 2012, the United States Department of Commerce, or USDOC, issued final affirmative determinations with respect to its antidumping and countervailing duty investigations on crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. On November 30, 2012, the U.S. International Trade Commission, or USITC, determined that imports of CSPV cells had caused material injury to the U.S. CSPV industry. The USITC’s determination was subsequently affirmed by the U.S. Court of International Trade, or CIT, and the U.S. Court of Appeals for the Federal Circuit, or Federal Circuit.

As a result of these determinations, the Company was required to pay cash deposits on Chinese-origin CSPV cells imported into the U.S., whether or not incorporated into modules. The rates applicable to the Company were 13.94% (antidumping duty) and 15.24% (countervailing duty). The Company paid all the cash deposits due under these determinations. Several parties challenged the determinations of the USITC in appeals to the CIT. On August 7, 2015, the CIT sustained the USITC’s final determination and on January 22, 2018, the Federal Circuit upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2015. As a result of these decisions, the duty rates applicable to the Company were revised to 9.67% (antidumping duty) and 20.94% (countervailing duty). The assessed rates were appealed to the CIT. The CIT affirmed the USDOC’s countervailing duty rates, and no change was made to the Company’s countervailing duty rate. This decision by the CIT was not appealed to the Federal Circuit. The CIT likewise affirmed USDOC’s antidumping duty rates, and no change was made to the Company’s antidumping duty rate. This decision by the CIT was, however, appealed to the Federal Circuit, which upheld the CIT’s decision. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The USDOC published the final results of the second administrative reviews in June 2016 (antidumping duty) and July 2016 (countervailing duty). As a result of these decisions, the antidumping duty rate applicable to the Company was reduced to 8.52% (from 9.67%) and then to 3.96% (from 8.52%). Because the Company is not subject to the second administrative review of the countervailing duty order, the Company’s countervailing duty rate remained at 20.94%. The antidumping duty rates were appealed to the CIT. The CIT affirmed the USDOC’s second antidumping duty rate. This decision by the CIT was appealed to the Federal Circuit, which in June 2020 reversed the CIT’s decision, in part, and directed the USDOC to reconsider certain issues related to its final determination. The USDOC submitted its antidumping duty redetermination to the CIT in September 2021. In December 2021, the CIT sustained USDOC’s antidumping duty redetermination. As a result, the Company’s antidumping duty rate was reduced to 0.00% (from 3.96%). There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The USDOC published the final results of the third administrative reviews in June 2017 (antidumping duty) and July 2017 (countervailing duty), and later amended in October 2017. As result of these decisions, the duty rates applicable to the Company were changed to 13.07% (from 8.52%) (antidumping duty) and 18.16% (from 20.94%) (countervailing duty). The assessed rates were appealed to the CIT. The CIT has twice remanded the antidumping duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to CIT’s remand orders, the USDOC issued a redetermination. The antidumping duty rate applicable to the Company was reduced to 4.12% (from 13.07%) and then further to 3.19% (from 4.12%). In June 2020, the CIT issued its third opinion sustaining the USDOC’s remand redetermination. The Company filed a motion for reconsideration with the CIT advocating for an even lower antidumping duty rate. In September 2020, the CIT granted the Company’s motion for reconsideration and remanded to USDOC for further consideration of its antidumping duty rate. The USDOC submitted its antidumping duty redetermination to the CIT in September 2021. In December 2021, the CIT sustained USDOC’s antidumping duty redetermination. As a result, the Company’s antidumping duty rate was reduced to 0.00% (from 3.19%). There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final. The CIT has likewise twice remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. In August 2020, the CIT sustained USDOC’s second remand redetermination. As a result, the Company’s countervailing duty rate was reduced to 7.36% (from 18.16%). There was no further appeal to the Federal Circuit of the USDOC’s countervailing duty redetermination and, therefore, this decision is final.

The USDOC published the final results of the fourth administrative reviews in July 2018 (both antidumping duty and countervailing duty), with the countervailing duty rate later amended in October 2018. Because the Company was not subject to the fourth administrative review of the antidumping duty order, its antidumping duty rate remained at 13.07%. In this review, the countervailing duty rate applicable to the Company was reduced to 11.59% (from 18.16%). The countervailing duty rates were appealed to the CIT. The CIT remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. Pursuant to the CIT’s remand orders, the USDOC made a redetermination that reduced the Company’s countervailing duty rate to 5.02% (from 11.59%). The Company appealed the CIT decision to the Federal Circuit to contest USDOC’s continued assessment of a countervailing duty rate related to the alleged electricity subsidy program. In January 2022, the Federal Circuit sustained the CIT’s decision, and no change was made to the Company’s countervailing duty rate. There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

The USDOC published the final results of the fifth administrative reviews in July 2019 (antidumping duty) and August 2019 (countervailing duty). The antidumping duty rate applicable to the Company was lowered to 4.06% (from 13.07%). The countervailing duty rate applicable to the Company was reduced to 9.70% (from 11.59%). The countervailing duty final results were amended to correct ministerial errors in December 2019, but this amendment resulted in no change to the Company’s 9.70% rate. The countervailing duty and antidumping duty rates were appealed to the CIT. Pursuant to the CIT’s remand order in the antidumping appeal, USDOC made a remand redetermination that reduced the Company’s antidumping duty rate to 3.30% (from 4.06%). In May 2021, the CIT sustained USDOC’s antidumping duty redetermination. There was no further appeal to the Federal Circuit of the USDOC’s antidumping duty redetermination and, therefore, this decision is final. The CIT remanded the countervailing duty appeal to the USDOC to consider adjustments to the Company’s rate. The USDOC submitted its countervailing duty redetermination to the CIT in December 2021. A decision is expected in mid-2022.

The USDOC published the final results of the sixth administrative reviews in October 2020 (antidumping duty) and December 2020 (countervailing duty). USDOC assessed an antidumping duty rate of 68.93% (from 13.07%). The antidumping duty final results were amended to correct ministerial errors in December 2020 and as a result, the antidumping duty rate applicable to the Company was raised to 95.50% (from 68.93%). USDOC assessed a countervailing duty rate of 12.67% (from 9.70%). The countervailing duty final results were amended to correct ministerial errors in April 2021 and, as a result, the Company’s countervailing duty rate was reduced to 11.97% (from 12.67%). The antidumping duty rates were appealed to the CIT. In April 2022, the CIT remanded the antidumping duty appeal to the USDOC to consider adjustments to the Company’s rate. The Company did not appeal USDOC’s final results of its sixth administrative review of the countervailing duty order and, therefore, this decision is final and the Company’s countervailing duty rate is expected to remain at 11.97%.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The USDOC published the final results of the seventh administrative reviews in August 2021 (countervailing duty) and October 2021 (antidumping duty). The antidumping duty rate applicable to the Company was lowered to 0.00% (from 95.50%). The countervailing duty rate applicable to Canadian Solar International Limited (“CSIL”) was raised to 19.28% (from 11.97%). USDOC did not change the rate of 11.97% for Canadian Solar Manufacturing (Changshu) Inc. and Canadian Solar Manufacturing (Luoyang) Inc. because the countervailing duty review was rescinded for both these companies. The Company did not appeal USDOC’s final results of its seventh administrative reviews and, therefore, these decisions are final. The Company’s antidumping duty rate will remain at 0.00% and its countervailing duty rate is expected to remain at 19.28% for CSIL.

The eighth and ninth antidumping duty and countervailing duty administrative reviews were initiated in February 2021 and February 2022 and are currently underway. The USDOC is currently scheduled to release the final results of the eighth administrative reviews on June 21, 2022 (antidumping duty) and June 29, 2022 (countervailing duty), subject to potential extensions. USDOC will likely issue preliminary results of the ninth administrative reviews in late 2022 or early 2023. The final results of the eighth and ninth administrative reviews may result in duty rates that differ from the previous duty rates and cash deposit rates applicable to the Company. These duty rates could materially and adversely affect the Company’s U.S. import operations and increase its cost of selling into the U.S. market.

Between 2017 and 2019, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 1 antidumping and countervailing duty orders. In March 2018, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 1 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The Company did not participate in USDOC’s first sunset review. The Company did, however, participate in the USITC’s first sunset review and requested that the Solar 1 duties be revoked. The USITC issued an affirmative determination in March 2019 declining to revoke the Solar 1 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 1 orders remain in effect.

Solar 2

On December 31, 2013, SolarWorld Industries America, Inc. filed a new trade action with the USDOC and the USITC accusing Chinese producers of certain CSPV modules of dumping their products into the U.S. and of receiving countervailable subsidies from the Chinese authorities. This trade action also alleged that Taiwanese producers of certain CSPV cells and modules dumped their products into the U.S. Excluded from these new actions were those Chinese-origin solar products covered by the Solar 1 orders described above. The Company was identified as one of a number of Chinese producers exporting the Solar 2 subject goods to the U.S. market.

“Chinese CSPV products subject to Solar 2 orders” refers to CSPV products manufactured in mainland China using non-Chinese (e.g., Taiwanese) CSPV cells and imported into the U.S. during the investigation or administrative review periods of Solar 2. “Taiwanese CSPV products subject to Solar 2 orders” refer to CSPV products manufactured outside of mainland China using Taiwanese CSPV cells and imported into the U.S. during the investigation or review periods of Solar 2.

On December 23, 2014, the USDOC issued final affirmative determinations with respect to its antidumping and countervailing duty investigation on these CSPV products. On January 21, 2015, the USITC determined that imports of these CSPV products had caused material injury to the U.S. CSPV industry. As a result of these determinations, the Company is required to pay cash deposits on these CSPV products, the rates of which applicable to the Company’s Chinese CSPV products were 30.06% (antidumping duty) and 38.43% (countervailing duty).

The USDOC’s determination and the assessed countervailing duty rates were appealed to the CIT and the Federal Circuit. In March 2019, the Federal Circuit affirmed the CIT’s decision confirming the USDOC’s determination but reduced the Company’s countervailing duty rate to 33.58% (from 38.43%). There was no further appeal to the U.S. Supreme Court and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The antidumping cash deposit rate applicable to the Company’s Taiwanese CSPV products subject to Solar 2 orders varied by solar cell producer. The Company paid all the cash deposits due under these determinations. There is no countervailing duty order on Taiwan Solar 2 products. The rates at which duties will be assessed and payable are subject to administrative reviews.

The USDOC published the final results of the first administrative reviews in July 2017 (China and Taiwan antidumping duty orders) and September 2017 (China-only countervailing duty order). Because the Company is not subject to the first administrative reviews of the Solar 2 orders, the Company’s duty rates will remain at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The Company’s antidumping duty rates for the Company’s Taiwanese CSPV products had ranged from 3.56% to 4.20%, until they were changed to 1.52% to 3.78% in June 2019.

The second administrative reviews for the Solar 2 China antidumping and countervailing duty orders were rescinded, meaning that there is no change in the Chinese antidumping and countervailing duty rates applicable to the Company’s Chinese CSPV products 30.06% (antidumping duty) and 33.58% (countervailing duty). The USDOC published the final results of the second administrative review for the Taiwan antidumping duty order (there is no countervailing duty order) in June 2018. The rate applicable to the Company is 1.33%. There is no ongoing litigation related to the Taiwan antidumping duty rate.

The Company was not subject to the third administrative reviews of the Chinese orders and, therefore, the Company’s duty rates remained unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The third administrative review of the Taiwan antidumping order concluded in mid-2019. The rate assessed to the Company was 4.39% (from 1.33%). There is no ongoing litigation related to the Taiwan antidumping duty rate.

The USDOC rescinded the fourth administrative reviews of the Solar 2 China antidumping duty and countervailing duty orders in late 2019. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The rate assessed to the Company in the fourth administrative review of the Taiwan antidumping order was 2.57% (from 4.39%). The USDOC also found that certain Canadian Solar entities had no shipments during this period of this review.

The USDOC rescinded the fifth administrative reviews of the Solar 2 China antidumping and countervailing duty orders. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for the Company’s Chinese CSPV products. The USDOC published the final results of the fifth administrative review of the Taiwan antidumping duty order in September 2021. The USDOC determined that the Canadian Solar entities subject to the fifth administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rates will remain unchanged for its Taiwanese CSPV products.

The USDOC did not initiate the sixth administrative reviews of the Solar 2 China antidumping and countervailing duty orders because no parties requested reviews. The Company’s duty rates will remain unchanged at 30.06% (antidumping duty) and 33.58% (countervailing duty) for its Chinese CSPV products. The USDOC published the final results of the sixth administrative review of the Taiwan antidumping duty order in March 2022. The USDOC determined that the Canadian Solar entities subject to the sixth administrative review had no shipments during the period of review and therefore, the Company’s antidumping duty rates will remain unchanged for its Taiwanese CSPV products.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

The USDOC initiated the seventh administrative reviews of the Solar 2 China antidumping and countervailing duty orders. The countervailing duty review was not initiated with respect to all Canadian Solar entities. The countervailing duty rates will remain unchanged for all entities for whom the review was not initiated. The USDOC initiated the seventh administrative review of the Taiwan antidumping duty order in April 2022 with respect to certain of the Canadian Solar entities. The USDOC will likely issue the preliminary results of the seventh administrative review in late 2022.

In 2020, the USDOC and USITC conducted five-year sunset reviews and determined to continue the Solar 2 antidumping and countervailing duty orders. In May 2020, the USDOC published the results of its expedited first sunset reviews and concluded that revocation of the Solar 2 orders would likely lead to a continuation or recurrence of dumping and a countervailable subsidy. The USITC issued an affirmative determination on September 4, 2020, declining to revoke the Solar 2 orders and finding that such revocation would be likely to lead to a continuation or recurrence of material injury to the U.S. industry within a reasonably foreseeable time. As a result, the Solar 2 orders are expected to remain in effect through at least 2025.

Section 201

On May 17, 2017, following receipt of a petition from Suniva, Inc., which was later joined by SolarWorld Americas, Inc., the USITC instituted a safeguard investigation to determine whether there were increased imports of CSPV products in such quantities as to be a substantial cause of serious injury, or the threat thereof, to the domestic industry producing like or directly competitive products. On September 22, 2017, the USITC determined that CSPV products are being imported into the United States in such increased quantities as to be a substantial cause of serious injury to the domestic industry.

On January 23, 2018, the President of the United States imposed a safeguard measure on imports of CSPV cells, whether or not partially or fully assembled into other products such as modules, consisting of (1) a tariff-rate quota for four years on imports of CSPV cells not partially or fully assembled into other products, with (a) an in-quota quantity of 2.5 gigawatts, and (b) a tariff rate applicable to over-quota CSPV cells of 30%, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year; and (2) a 30% tariff for four years on CSPV modules, declining annually by five percentage points to 25% in the second year, 20% in the third year, and 15% in the fourth year. This safeguard measure, which became effective on February 7, 2018, applies to CSPV products imported from all countries, except for certain developing country members of the World Trade Organization.

On June 13, 2019 and following an abbreviated public comment period, the Office of the U.S. Trade Representative (or USTR) granted an exclusion from the safeguard measure for solar panels comprising solely bifacial solar cells (or bifacial solar panels). In October 2019, USTR determined to withdraw this exclusion. Invenergy Renewables LLC (or Invenergy) promptly contested USTR’s withdrawal determination at the CIT and secured a temporary restraining order against USTR in November 2019. In December 2019, the CIT preliminarily enjoined USTR’s withdrawal due to procedural deficiencies. USTR then sought and was granted a voluntary remand to reconsider its withdrawal determination for bifacial solar panels.

In early 2020, USTR conducted a renewed notice-and-comment process regarding the exclusion for bifacial solar panels from the safeguard measures. In April 2020, USTR again determined that the exclusion for bifacial solar panels should be withdrawn based on the findings of its second notice-and-comment process. Notwithstanding, in May 2020 the CIT denied without prejudice the United States’ motion to dissolve the preliminary injunction and to resume the collection of the safeguard tariff on entries of bifacial modules. USTR appealed the CIT’s interlocutory decision to the Federal Circuit in July 2020, but subsequently dismissed its appeal in January 2021. The United States continued to litigate the merits of USTR’s April 2020 withdrawal of the bifacial exclusion before the CIT. On November 17, 2021, the CIT vacated USTR’s April 2020 withdrawal in Invenergy Renewables LLC v. United States. The CIT’s judgment holding USTR’s April 2020 withdrawal of the bifacial exclusion unlawful was not appealed to the Federal Circuit and, therefore, this decision is final.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

In early 2020, the USITC conducted a midterm review of the safeguard order, issuing its monitoring report in February 2020. Additionally, in March 2020, at the request of the USTR, the USITC released a report regarding the probable economic effect on the domestic CSPV cell and module manufacturing industry of modifying the safeguard measure on CSPV products. The USITC found that increasing the tariff-rate quota (TRQ) on CSPV cells (an integral component of CSPV modules) would likely result in a substantial increase in U.S. module producers’ production, capacity utilization, and employment.

The President must consider the USITC’s views but is not required to follow them or to take any action in the safeguard midterm review. On October 10, 2020, President Trump issued Proclamation 10101 pertaining to the midterm review. Proclamation 10101 authorized the following: (1) the revocation of the bifacial module exclusion effective October 25, 2020; (2) the reduction of the safeguard tariff to 18% ad valorem (as opposed to 15% ad valorem as prescribed in the original safeguard measures) effective February 7, 2021; and (3) the delegation to USTR of the President’s authority to ask the USITC to assess whether the safeguard measures should be extended. The President decided not to follow the USITC’s recommendation to increase the TRQ applicable to CSPV cells.

Following the issuance of Proclamation 10101, Invenergy and other plaintiffs (AES Distributed Energy, Inc., Clearway Energy Group LLC, EDF Renewables, Inc. (“EDF”), the Solar Energy Industries Association (“SEIA”)) sought to challenge the Proclamation and filed motions to amend their complaints with the CIT. The CIT ultimately denied plaintiffs’ motions and refused to extend the bifacial module exclusion beyond October 24, 2020 as a consequence of the Proclamation (as opposed to USTR’s withdrawals). Subsequently, on December 29, 2020, Invenergy and another set of plaintiffs (SEIA, NextEra Energy, Inc., and EDF) commenced new and separate litigation once again challenging Proclamation 10101 in the CIT. This new complaint alleges that the President unlawfully terminated the bifacial module exclusion and revised the safeguard tariff, effective February 7, 2021, to be 18% ad valorem (as opposed to the originally announced 15% ad valorem).

On November 16, 2021, the CIT held in Solar Energy Industries Association et al. v. United States (SEIA) that the President acted outside of his statutory authority in issuing Proclamation 10101, and enjoined the Government from enforcing that proclamation. This judgment had the effect of reinstating the exclusion of bifacial modules from the safeguard tariffs and lowering the fourth year safeguard tariff to 15% ad valorem. On January 14, 2022, the Government filed a notice of appeal of SEIA to the Federal Circuit and the appeal remains ongoing. The Federal Circuit’s decision is expected in late 2022 or early 2023.

In 2021, the USITC conducted an extension investigation of the safeguard measure, in response to petitions by representatives of the domestic industry. In December 2021, the USITC issued its determination and report finding that the safeguard order continues to be necessary to prevent or remedy the serious injury to the domestic industry, and that there is evidence that the domestic industry is making a positive adjustment to import competition. On February 4, 2022, President Biden issued a Proclamation extending the safeguard measure on U.S. imports of CSPV products for four years until February 6, 2026. The Proclamation doubles the volume of the TRQ on imported CSPV cells to 5.0 gigawatts and maintains a tariff on imports of CSPV modules and above-quota CSPV cells, beginning at a rate of 14.75% ad valorem and declining annually by 0.25 percentage points to 14.50% in the sixth year, 14.25% in the seventh year, and 14% in the eighth year. The Proclamation also excludes bifacial panels from the extended safeguard measure and authorizes USTR to negotiate agreements with Canada and Mexico that could lead to the exclusion of those countries from the safeguard measure.

21. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Contingencies (Continued)

Canadian Antidumping and Countervailing Duties Expiry Review

On June 3, 2015, the Canada Border Services Agency (“CBSA”) released final determinations regarding the dumping and subsidization of solar modules and laminates originating from China. The CBSA determined that such goods were dumped and subsidized. The CBSA found Canadian Solar to be a “cooperative exporter” and, as such, ascertained a low (relative to other Chinese exporters) Canadian Solar-specific subsidies rate of RMB0.014 per Watt. On July 3, 2015 the Canadian International Trade Tribunal (“CITT”) determined that the Canadian industry was not negatively affected as a result of imported modules but was threatened with such negative impact. As a result of these findings, definitive duties were imposed on imports of Chinese solar modules into Canada starting on July 3, 2015. The CITT may initiate an expiry review pursuant to Subsection 76.03(3) of the Special Import Measures Act (“SIMA”) before the end of 5 years of its finding. If the CITT does not initiate such an expiry review pursuant to Subsection 76.03(3) of SIMA, the finding is deemed to have been rescinded as of the expiry of the five years.

On April 1, 2020, the CITT initiated the preliminary stage of the expiry review regarding the above finding. The expiry review was concluded on March 25, 2021. The CITT determined to continue its aforementioned finding to impose definitive duties on imports of Chinese solar modules and laminates into Canada. As a result the Canadian Solar-specific subsidies rate of RMB0.014 per Watt remains unchanged. The subsidies rate applies for a period of five years. The CITT is required to conduct a further expiry review at the end of that period, being July 2, 2025. Such subsidies rate does not have a material negative effect upon the Company’s results of operations because it has module manufacturing capacity in Ontario and do not rely on Chinese solar modules to serve its Canadian business.